Note 23 - Shareholders' Equity - Stock Options Transactions (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Statement Line Items [Line Items]
Balance	3,335,399	4,372,480
Balance, weighted average exercise price (in CAD per share)	$ 7.97	$ 7.31
Granted	883,981	750,642
Granted, weighted average exercise price (in CAD per share)	$ 12.22	$ 12.41
Forfeited	(239,849)	(297,258)
Forfeited, weighted average exercise price (in CAD per share)	$ (10.75)	$ (7.24)
Exercised	(756,056)	(1,490,465)
Exercised, weighted average exercise price (in CAD per share)	$ (6.68)	$ (7.03)
Outstanding, end of year	3,223,475	3,335,399
Balance, weighted average exercise price (in CAD per share)	$ 9.23	$ 7.97
Exercisable, number of options	1,615,829	1,377,696
Exercisable, weighted average exercise price (in CAD per share)	$ 7.37	$ 6.50